Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2012	Jan. 01, 2012 flare	Oct. 02, 2011	Jul. 03, 2011	Mar. 31, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Mar. 31, 2012 flare	Mar. 31, 2011	Mar. 31, 2010
Quarterly Financial Data (Unaudited)
Sales	$ 1,311,242	$ 1,117,484	$ 1,109,418	$ 1,075,255	$ 1,301,588	$ 1,129,290	$ 1,209,235	$ 1,202,151	$ 4,613,399	$ 4,842,264	$ 4,807,666
Gross profit	242,612	245,804	261,256	245,224	265,412	232,800	251,090	252,264	994,896	1,001,566	1,031,311
Net income attributable to Alliant Techsystems Inc.	61,418	49,685	79,991	71,158	71,104	70,181	97,246	74,644	262,612	313,175	278,714
Alliant Techsystems Inc. earnings per common share:
Basic (in dollars per share)	$ 1.87	$ 1.52	$ 2.45	$ 2.15	$ 2.12	$ 2.11	$ 2.93	$ 2.26	$ 7.99	$ 9.41	$ 8.48
Diluted (in dollars per share)	$ 1.86	$ 1.51	$ 2.43	$ 2.13	$ 2.10	$ 2.09	$ 2.91	$ 2.24	$ 7.93	$ 9.32	$ 8.33
Cash dividends per share
Dividends declared (in dollars per share)	$ 0.20	$ 0.20	$ 0.20	$ 0.20		$ 0.20
Paid (in dollars per share)	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Results by operating segment
Accrual related to LUU Flares litigation settlement	25,500	25,500							25,500
Additional warranty accrual		7,800							10,700
Maximum number of flares		76,000							76,000
Aerospace Group
Quarterly Financial Data (Unaudited)
Sales									1,364,234	1,445,665	1,643,081
Results by operating segment
Gain on sale of a non-essential parcel of land				5,400
Reduction in sales and profit on a commercial aerospace structures program						25,000
Defense Group
Quarterly Financial Data (Unaudited)
Sales									2,394,231	2,576,540	2,538,226
Results by operating segment
Benefit from a favorable contract resolution recognized			$ 18,000